Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans - Summary of non-vested restricted share options (Table)

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2019	143,000	$12.49
Granted	885,000	8.13
Vested	(756,962)	8.54
Unvested as at December 31, 2019	271,038	$9.28

Unvested as at January 1, 2020	271,038	$9.28
Granted	1,100,000	5.09
Vested	(955,149)	5.41
Unvested as at December 31, 2020	415,889	$7.09

Unvested as at January 1, 2021	415,889	$7.09
Granted	515,000	18.88
Vested	(595,560)	15.28
Unvested as at December 31, 2021	335,329	$10.65

Equity Incentive Plans - Summary of non-vested share options (Table)

Options	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding at end of period	104,250	$27.5	$7.0605